UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08991

Name of Fund:      BlackRock High Yield Trust (BHY)

Fund Address:      100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:      Donald C. Burke, Chief Executive Officer, BlackRock High Yield Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code:      (800) 882-0052, Option 4

Date of fiscal year end:      10/31/2008

Date of reporting period:      11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock High Yield Trust
Schedule of Investments as of January 31, 2008 (Unaudited)			(in U.S. dollars)
	Face
Industry	Amount	Corporate Bonds	Value
Aerospace & Defense - 1.1%	$170,000	CHC Helicopter Corp., 7.375% due 5/01/2014	$156,825
	40,000	DRS Technologies, Inc., 6.875% due 11/01/2013	39,200
	100,000	DRS Technologies, Inc., 7.625% due 2/01/2018	98,750
	80,000	Hexcel Corp., 6.75% due 2/01/2015	77,200
	20,000	L-3 Communications Corp., 5.875% due 1/15/2015	19,450
	100,000	TransDigm, Inc., 7.75% due 7/15/2014	100,500
			491,925
Air Freight & Logistics - 0.1%	85,000	Park-Ohio Industries, Inc., 8.375% due 11/15/2014	69,063
Airlines - 0.2%	95,000	American Airlines, Inc. Series 99-1, 7.324% due 4/15/2011	93,100
Auto Components - 2.4%	285,000	Allison Transmission, 11.25% due 11/01/2015 (e)(h)	223,996
	40,000	The Goodyear Tire & Rubber Co., 7.857% due 8/15/2011	40,300
	156,000	The Goodyear Tire & Rubber Co., 8.625% due 12/01/2011	160,485
	195,000	Lear Corp., 8.75% due 12/01/2016	173,550
	255,000	Metaldyne Corp., 10% due 11/01/2013	183,600
	350,000	Stanadyne Corp. Series 1, 10% due 8/15/2014	315,000
			1,096,931
Automobiles - 1.2%	520,000	Ford Capital BV, 9.50% due 6/01/2010	478,400
	125,000	Ford Motor Co., 8.90% due 1/15/2032	97,500
			575,900
Biotechnology - 0.4%	230,000	Angiotech Pharmaceuticals, Inc., 6.826% due 12/01/2013 (c)	207,000
Building Products - 1.7%	150,000	CPG International I, Inc., 10.50% due 7/01/2013	133,500
	32,000	Goodman Global Holding Co., Inc., 7.991% due 6/15/2012 (c)	32,320
	110,000	Goodman Global Holding Co., Inc., 7.875% due 12/15/2012	118,976
	100,000	Masonite International Corp., 11% due 4/06/2015	73,000
	285,000	Momentive Performance Materials, Inc.,
		11.50% due 12/01/2016	222,656
	175,000	Momentive Performance Materials, Inc. Series WI,
		9.75% due 12/01/2014 (e)	158,375
	40,000	Momentive Performance Materials, Inc. Series WI,
		10.125% due 12/01/2014	34,100
			772,927
Capital Markets - 0.6%	174,000	Marsico Parent Co., LLC, 10.625% due 1/15/2016 (e)(h)	174,870
	60,000	Marsico Parent Holdco, LLC, 12.50% due 7/15/2016 (e)(h)	60,300
	40,000	Marsico Parent Superholdco, LLC, 14.50% due
		1/15/2018 (e)(h)	37,904
			273,074
Chemicals - 3.8%	140,000	American Pacific Corp., 9% due 2/01/2015	137,900
	265,000	Ames True Temper, Inc., 8.258% due 1/15/2012 (c)	214,650
	50,000	Chemtura Corp., 6.875% due 6/01/2016	45,500
	100,000	Hexion U.S. Finance Corp., 7.565% due 11/15/2014 (c)	97,000
	75,000	Hexion U.S. Finance Corp., 9.75% due 11/15/2014	80,812
	95,000	Huntsman LLC, 11.50% due 7/15/2012	100,700
	180,000	Ineos Group Holdings Plc, 8.50% due 2/15/2016 (h)	140,400
	545,000	Innophos, Inc., 8.875% due 8/15/2014	535,462
	70,000	Key Plastics LLC, 11.75% due 3/15/2013 (h)	52,500
	265,000	MacDermid, Inc., 9.50% due 4/15/2017 (h)	227,900
	90,000	NOVA Chemicals Corp., 7.863% due 11/15/2013 (c)	76,500
	40,000	Terra Capital, Inc. Series B, 7% due 2/01/2017	39,300
			1,748,624
Commercial Services &	95,000	Aramark Corp., 8.50% due 2/01/2015	94,525
Supplies - 4.0%	410,000	DI Finance Series B, 9.50% due 2/15/2013	427,425
	100,000	FTI Consulting, Inc., 7.75% due 10/01/2016	103,500
	220,000	PNA Intermediate Holding Corp., 10.065%
		due 2/15/2013 (c)(h)	199,100

BlackRock High Yield Trust
Schedule of Investments as of January 31, 2008 (Unaudited)			(in U.S. dollars)
	Face
Industry	Amount	Corporate Bonds	Value
	$35,000	Sally Holdings LLC, 9.25% due 11/15/2014 (h)	$33,075
	179,000	Sally Holdings LLC, 10.50% due 11/15/2016 (h)	158,863
	100,000	US Investigations Services, Inc., 10.50% due 11/01/2015 (h)	87,500
	185,000	Waste Services, Inc., 9.50% due 4/15/2014	172,050
	125,000	West Corp., 9.50% due 10/15/2014	116,250
	475,000	West Corp., 11% due 10/15/2016	432,250
	50,000	The Yankee Candle Company, Inc., 9.75% due 2/15/2017	40,750
			1,865,288
Communications Equipment - 0.5%	245,000	Nortel Networks Ltd., 8.508% due 7/15/2011 (c)	227,850
Containers & Packaging - 3.2%	100,000	Berry Plastics Holding Corp., 8.866% due 9/15/2014 (c)	82,000
	340,000	Berry Plastics Holding Corp., 8.875% due 9/15/2014	301,750
	85,000	Crown Americas LLC, 7.75% due 11/15/2015	86,487
	110,000	Graham Packaging Co. LP, 8.50% due 10/15/2012	96,800
	30,000	Graphic Packaging International Corp., 9.50% due 8/15/2013	28,275
	270,000	Impress Holdings BV, 7.383% due 9/15/2013 (c)(h)	248,400
	310,000	Pregis Corp., 12.375% due 10/15/2013	311,550
	375,000	Smurfit-Stone Container Enterprises, Inc., 8% due 3/15/2017	347,813
			1,503,075
Diversified Financial Services - 3.3%	500,000	CDX North America High Yield Series 6-T1,
		8.625% due 6/29/2011	510,000
	110,000	Ford Motor Credit Co. LLC, 7.127% due 1/13/2012 (c)	92,658
	500,000	Ford Motor Credit Co. LLC, 7.80% due 6/01/2012	442,863
	160,000	GMAC LLC, 6.75% due 12/01/2014	131,854
	170,000	GMAC LLC, 8% due 11/01/2031	140,889
	200,000	Leucadia National Corp., 8.125% due 9/15/2015	199,000
			1,517,264
Diversified Telecommunication	2,000,000	Asia Global Crossing Ltd., 13.375% due 10/15/2010 (d)	50,000
Services - 4.9%	405,000	Cincinnati Bell, Inc., 7.25% due 7/15/2013	405,000
	685,000	Qwest Communications International, Inc., 7.50% due
		2/15/2014	678,150
	190,000	Qwest Communications International, Inc., 7.50% due
		2/15/2014	188,100
	230,000	Qwest Corp., 8.241% due 6/15/2013 (c)	224,250
	375,000	Wind Acquisition Finance SA, 10.75% due 12/01/2015 (h)	397,500
	200,000	Windstream Corp., 8.125% due 8/01/2013	205,000
	120,000	Windstream Corp., 8.625% due 8/01/2016	124,200
			2,272,200
Electric Utilities - 1.7%	457,820	Elwood Energy LLC, 8.159% due 7/05/2026	451,939
	97,000	Homer City Funding LLC Series B, 8.734% due 10/01/2026 (g)	104,760
	96,002	Midwest Generation LLC Series B, 8.56% due 1/02/2016 (g)	103,323
	70,000	NSG Holdings LLC, 7.75% due 12/15/2025 (g)(h)	67,900
	37,988	Sithe/Independence Funding Corp. Series A, 9% due
		12/30/2013 (g)	39,702
			767,624
Electrical Equipment - 0.9%	155,000	Coleman Cable, Inc., 9.875% due 10/01/2012	139,694
	305,000	Superior Essex Communications LLC, 9% due 4/15/2012	286,700
			426,394
Electronic Equipment &	125,000	NXP BV, 7.008% due 10/15/2013 (c)	103,750
Instruments - 0.7%	30,000	Sanmina-SCI Corp., 6.75% due 3/01/2013	25,950
	225,000	Sanmina-SCI Corp., 8.125% due 3/01/2016	196,313
			326,013

BlackRock High Yield Trust
Schedule of Investments as of January 31, 2008 (Unaudited)			(in U.S. dollars)
	Face
Industry	Amount	Corporate Bonds	Value
Energy Equipment & Services - 1.5%	$50,000	Compagnie Generale de Geophysique-Veritas, 7.50% due
		5/15/2015	$49,250
	80,000	Compagnie Generale de Geophysique-Veritas, 7.75% due
		5/15/2017	79,200
	50,000	Grant Prideco, Inc. Series B, 6.125% due 8/15/2015	51,125
	5,000	Hornbeck Offshore Services, Inc. Series B, 6.125% due
		12/01/2014	4,650
	335,000	North American Energy Partners, Inc., 8.75% due 12/01/2011	326,625
	210,000	SemGroup LP, 8.75% due 11/15/2015 (h)	196,350
			707,200
Food & Staples Retailing - 1.3%	265,000	The Pantry, Inc., 7.75% due 2/15/2014	237,838
	400,000	Rite Aid Corp., 7.50% due 3/01/2017	343,000
			580,838
Gas Utilities - 1.4%	200,000	Targa Resources, Inc., 8.50% due 11/01/2013	188,500
	400,000	Transcontinental Gas Pipe Line Corp. Series B, 8.875% due
		7/15/2012	452,000
			640,500
Health Care Equipment &	100,000	Biomet, Inc., 11.625% due 10/15/2017 (h)	97,625
Supplies - 2.5%	15,000	The Cooper Cos., Inc., 7.125% due 2/15/2015	14,250
	75,000	LVB Acquisition Merger Sub, Inc., 10% due 10/15/2017 (h)	77,250
	120,000	LVB Acquisition Merger Sub, Inc., 10.375%
		due 10/15/2017 (e)(h)	116,422
	135,000	Norcross Safety Products LLC Series B,
		9.875% due 8/15/2011	139,050
	760,000	ReAble Therapeutics Finance LLC, 10.875%
		due 11/15/2014 (h)	722,000
			1,166,597
Health Care Providers &	165,000	Accellent, Inc., 10.50% due 12/01/2013	130,350
Services - 2.4%	40,000	Community Health Systems, Inc. Series WI,
		8.875% due 7/15/2015	40,250
	615,000	Tenet Healthcare Corp., 6.50% due 6/01/2012	539,663
	230,000	United Surgical Partners International, Inc.,
		8.875% due 5/01/2017	223,675
	50,000	Universal Hospital Services, Inc., 8.288% due 6/01/2015 (c)	47,500
	50,000	Universal Hospital Services, Inc., 8.50% due 6/01/2015 (e)	49,565
	115,000	Viant Holdings, Inc., 10.125% due 7/15/2017 (h)	96,600
			1,127,603
Hotels, Restaurants & Leisure - 7.5%	300,000	American Real Estate Partners LP, 8.125% due 6/01/2012	294,000
	185,000	American Real Estate Partners LP, 7.125% due 2/15/2013	171,587
	125,000	French Lick Resorts & Casino LLC, 10.75% due 4/15/2014 (h)	81,250
	40,000	Gaylord Entertainment Co., 8% due 11/15/2013	36,800
	280,000	Gaylord Entertainment Co., 6.75% due 11/15/2014	240,800
	320,000	Great Canadian Gaming Corp., 7.25% due 2/15/2015 (h)	306,400
	185,000	Greektown Holdings, LLC, 10.75% due 12/01/2013 (h)	176,675
	525,000	Harrah's Operating Co., Inc., 10.75% due 2/01/2016 (h)	475,125
	702,000	Harrah's Operating Co., Inc., 10.75% due 2/01/2018 (e)(h)	596,700
	60,000	MGM Mirage, 6.75% due 9/01/2012	57,750
	200,000	Pinnacle Entertainment, Inc., 7.50% due 6/15/2015 (h)	159,000
	140,000	Seneca Gaming Corp. Series B, 7.25% due 5/01/2012	135,800
	140,000	Shingle Springs Tribal Gaming Authority,
		9.375% due 6/15/2015 (h)	126,000
	5,000	Station Casinos, Inc., 6.625% due 3/15/2018	3,213

BlackRock High Yield Trust
Schedule of Investments as of January 31, 2008 (Unaudited)			(in U.S. dollars)
	Face
Industry	Amount	Corporate Bonds	Value
	$60,000	Travelport LLC, 7.701% due 9/01/2014 (c)	$54,000
	200,000	Tropicana Entertainment LLC Series WI, 9.625%
		due 12/15/2014	121,000
	30,000	Universal City Florida Holding Co. I, 7.989%
		due 5/01/2010 (c)	28,950
	445,000	Virgin River Casino Corp., 9% due 1/15/2012	351,550
	70,000	Wynn Las Vegas LLC, 6.625% due 12/01/2014	67,463
			3,484,063
Household Durables - 0.7%	150,000	Jarden Corp., 7.50% due 5/01/2017	128,250
	250,000	K. Hovnanian Enterprises, Inc., 6.25% due 1/15/2015	175,000
			303,250
IT Services - 2.3%	375,000	First Data Corp., 9.875% due 9/24/2015 (h)	331,875
	120,000	iPayment, Inc., 9.75% due 5/15/2014	111,000
	470,071	iPayment Investors LP, 12.75% due 7/15/2014 (e)(h)	459,680
	85,000	SunGard Data Systems, Inc., 9.125% due 8/15/2013	86,275
	84,000	SunGard Data Systems, Inc., 10.25% due 8/15/2015 (h)	84,000
			1,072,830
Independent Power Producers & Energy	128,474	AES Red Oak LLC Series A, 8.54% due 11/30/2019 (g)	134,576
Traders - 5.4%	500,000	AES Red Oak LLC Series B, 9.20% due 11/30/2029 (g)	543,750
	475,000	Energy Future Holding Corp., 11.25% due 11/01/2017 (e)(h)	460,234
	130,000	NRG Energy, Inc., 7.25% due 2/01/2014	126,587
	385,000	NRG Energy, Inc., 7.375% due 2/01/2016	372,006
	345,000	Orion Power Holdings, Inc., 12% due 5/01/2010	375,188
	340,000	Texas Competitive Electric Holdings Co. LLC, 10.25%
		due 11/01/2015 (h)	334,050
	160,000	Texas Competitive Electric Holdings Co. LLC, 10.50%
		due 11/01/2016 (e)(h)	152,976
			2,499,367
Insurance - 0.8%	300,000	Alliant Holdings I, Inc.,11% due 5/01/2015 (h)	280,500
	100,000	USI Holdings Corp., 6.94% due 11/15/2014 (c)(h)	83,500
			364,000
Leisure Equipment & Products - 0.4%	115,000	Easton-Bell Sports, Inc., 8.375% due 10/01/2012	96,600
	100,000	Quiksilver, Inc., 6.875% due 4/15/2015	77,500
			174,100
Machinery - 3.6%	200,000	AGY Holding Corp., 11% due 11/15/2014 (h)	188,000
	85,000	Accuride Corp., 8.50% due 2/01/2015	67,150
	340,000	RBS Global, Inc., 9.50% due 8/01/2014	306,850
	265,000	RBS Global, Inc., 11.75% due 8/01/2016 (h)	225,250
	85,000	RBS Global, Inc., 8.875% due 9/01/2016	74,375
	510,000	Sunstate Equipment Co. LLC, 10.50% due 4/01/2013 (h)	418,200
	55,000	Terex Corp., 7.375% due 1/15/2014	54,313
	350,000	Terex Corp., 8% due 11/15/2017	343,875
			1,678,013
Marine - 0.4%	189,000	Navios Maritime Holdings, Inc., 9.50% due 12/15/2014 (h)	181,440
Media - 16.5%	215,000	Affinion Group, Inc., 10.125% due 10/15/2013	212,850
	175,000	Affinion Group, Inc., 11.50% due 10/15/2015	161,875
	35,000	American Media Operations, Inc. Series B, 10.25%
		due 5/01/2009	26,075
	80,000	Bonten Media Acquisition Co., 9% due 6/01/2015 (e)(h)	65,239
	290,000	CMP Susquehanna Corp., 9.875% due 5/15/2014 (h)	200,100
	45,000	CSC Holdings, Inc. Series B, 7.625% due 4/01/2011	44,550

BlackRock High Yield Trust
Schedule of Investments as of January 31, 2008 (Unaudited)			(in U.S. dollars)
	Face
Industry	Amount	Corporate Bonds	Value
	$175,000	Cablevision Systems Corp. Series B,
		9.644% due 4/01/2009 (c)	$175,000
	265,000	Charter Communications Holdings I, LLC, 11%
		due 10/01/2015	189,806
	130,000	Charter Communications Holdings I, LLC, 11%
		due 10/01/2015	92,300
	640,000	Charter Communications Holdings II, LLC, 10.25%
		due 9/15/2010	606,400
	75,000	Charter Communications Holdings II, LLC, 10.25%
		due 9/15/2010	70,687
	50,000	Dex Media West LLC, 9.875% due 8/15/2013	51,000
	125,000	DIRECTV Holdings LLC, 8.375% due 3/15/2013	129,219
	200,000	Echostar DBS Corp., 7% due 10/01/2013	200,500
	260,000	Echostar DBS Corp., 7.125% due 2/01/2016	259,675
	50,000	Harland Clarke Holdings Corp., 7.815% due 5/15/2015 (c)	36,250
	60,000	Harland Clarke Holdings Corp., 9.50% due 5/15/2015 (h)	46,200
	320,000	Idearc, Inc., 8% due 11/15/2016	286,400
	320,000	Intelsat Bermuda Ltd., 10.829% due 6/15/2013 (c)	327,200
	245,000	Intelsat Bermuda Ltd., 7.581% due 1/15/2015 (c)	245,000
	150,000	Intelsat Bermuda Ltd., 9.25% due 6/15/2016	149,625
	320,000	Intelsat Corp., 9% due 6/15/2016	317,600
	210,000	Intelsat Corp., 6.875% due 1/15/2028	165,900
	40,000	Intelsat Intermediate Holding Co. Ltd., 11.409%
		due 2/01/2015 (f)	32,800
	225,000	Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015	224,156
	245,000	Network Communications, Inc., 10.75% due 12/01/2013	226,012
	445,000	Nielsen Finance LLC, 10% due 8/01/2014	449,450
	139,000	PanAmSat Corp., 9% due 8/15/2014	137,957
	125,000	Paxson Communications Corp., 7.508% due 1/15/2012 (c)(h)	112,500
	394,055	ProtoStar I Ltd., 12.50% due 10/15/2012 (b)(c)(h)	413,758
	100,000	R.H. Donnelley Corp., 8.875% due 10/15/2017 (h)	84,750
	275,000	R.H. Donnelley Corp. Series A-3, 8.875% due 1/15/2016	235,813
	310,000	Rainbow National Services LLC, 8.75% due 9/01/2012 (h)	313,488
	318,000	Rainbow National Services LLC, 10.375% due 9/01/2014 (h)	337,875
	590,000	TL Acquisitions, Inc., 10.50% due 1/15/2015 (h)	536,900
	280,000	Vertis, Inc., 9.75% due 4/01/2009	239,400
	150,000	Windstream Regatta Holdings, Inc., 11% due 12/01/2017 (h)	136,500
	175,000	Young Broadcasting, Inc., 10% due 3/01/2011	130,375
			7,671,185
Metals & Mining - 3.8%	85,000	AK Steel Corp., 7.75% due 6/15/2012	84,575
	300,000	Aleris International, Inc., 9% due 12/15/2014 (e)	229,158
	30,000	Blaze Recycling & Metals LLC, 10.875% due 7/15/2012 (h)	27,000
	85,000	FMG Finance Pty Ltd., 10% due 9/01/2013 (h)	90,525
	205,000	FMG Finance Pty Ltd., 10.625% due 9/01/2016 (h)	232,675
	310,000	Freeport-McMoRan Copper & Gold, Inc.,
		8.394% due 4/01/2015 (c)	304,187
	440,000	Freeport-McMoRan Copper & Gold, Inc.,
		8.375% due 4/01/2017	467,500
	125,000	Russel Metals, Inc., 6.375% due 3/01/2014	111,250
	60,000	Ryerson, Inc., 10.614% due 11/01/2014 (c)(h)	55,200
	100,000	Ryerson, Inc., 12% due 11/01/2015 (h)	94,000
	80,000	Steel Dynamics, Inc., 7.375% due 11/01/2012 (h)	79,800
			1,775,870
Multiline Retail - 0.2%	115,000	Neiman Marcus Group, Inc., 9% due 10/15/2015 (e)	114,314

BlackRock High Yield Trust
Schedule of Investments as of January 31, 2008 (Unaudited)			(in U.S. dollars)
	Face
Industry	Amount	Corporate Bonds	Value
Oil, Gas & Consumable Fuels - 9.3%	$205,000	Alpha Natural Resources LLC, 10% due 6/01/2012	$210,637
	90,000	Atlas Energy Resources LLC, 10.75% due 2/01/2018 (h)	90,450
	80,000	Berry Petroleum Co., 8.25% due 11/01/2016	81,200
	100,000	Chaparral Energy, Inc., 8.50% due 12/01/2015	83,500
	90,000	Chesapeake Energy Corp., 6.375% due 6/15/2015	87,300
	250,000	Chesapeake Energy Corp., 6.625% due 1/15/2016	244,375
	20,000	Chesapeake Energy Corp., 6.875% due 11/15/2020	19,300
	100,000	Compton Petroleum Finance Corp., 7.625% due 12/01/2013	92,500
	410,907	Corral Finans AB, 5.758% due 4/15/2010 (e)(h)	370,577
	30,000	Denbury Resources, Inc., 7.50% due 12/15/2015	30,000
	370,000	EXCO Resources, Inc., 7.25% due 1/15/2011	353,350
	260,000	East Cameron Gas Co., 11.25% due 7/09/2019	189,800
	40,000	Encore Acquisition Co., 6% due 7/15/2015	36,100
	30,000	Encore Acquisition Co., 7.25% due 12/01/2017	28,875
	190,000	Forest Oil Corp., 7.25% due 6/15/2019 (h)	190,000
	65,000	Frontier Oil Corp., 6.625% due 10/01/2011	64,025
	380,000	KCS Energy, Inc., 7.125% due 4/01/2012	361,000
	30,000	Newfield Exploration Co., 6.625% due 9/01/2014	29,550
	440,000	OPTI Canada, Inc., 8.25% due 12/15/2014 (h)	431,200
	350,000	Overseas Shipholding Group, Inc., 7.50% due 2/15/2024	329,000
	185,000	Range Resources Corp., 7.375% due 7/15/2013	187,313
	130,000	Sabine Pass LNG LP, 7.50% due 11/30/2016	121,875
	160,000	Tennessee Gas Pipeline Co., 8.375% due 6/15/2032	186,530
	125,000	Whiting Petroleum Corp., 7.25% due 5/01/2012	123,750
	370,000	Whiting Petroleum Corp., 7.25% due 5/01/2013	364,450
			4,306,657
Paper & Forest Products - 3.0%	145,000	Abitibi-Consolidated, Inc., 6% due 6/20/2013	98,600
	35,000	Abitibi-Consolidated, Inc., 8.85% due 8/01/2030	22,925
	40,000	Ainsworth Lumber Co. Ltd., 8.58% due 10/01/2010 (c)	28,000
	115,000	Bowater Canada Finance Corp., 7.95% due 11/15/2011	89,412
	130,000	Bowater, Inc., 7.991% due 3/15/2010 (c)	102,700
	175,000	Cascades, Inc., 7.25% due 2/15/2013	160,562
	40,000	Domtar Corp., 7.125% due 8/15/2015	38,500
	440,000	NewPage Corp., 10% due 5/01/2012	437,800
	160,000	NewPage Corp., 12% due 5/01/2013	158,400
	120,000	Norske Skog Canada Ltd., 7.375% due 3/01/2014	89,100
	165,000	Verso Paper Holdings LLC Series B, 9.125% due 8/01/2014	160,050
			1,386,049
Pharmaceuticals - 0.3%	150,000	PTS Acquisition Corp., 9.50% due 4/15/2015 (e)(h)	129,000
Real Estate Management &	240,000	Realogy Corp., 10.50% due 4/15/2014 (h)	171,600
Development - 1.0%	380,000	Realogy Corp., 11% due 4/15/2014 (e)(h)	252,700
	105,000	Realogy Corp., 12.375% due 4/15/2015 (h)	62,475
			486,775
Road & Rail - 0.0%	20,000	Avis Budget Car Rental LLC, 5.565% due 5/15/2014 (c)	17,000
Semiconductors & Semiconductor	40,000	Amkor Technology, Inc., 7.75% due 5/15/2013	35,800
Equipment - 1.6%	195,000	Amkor Technology, Inc., 9.25% due 6/01/2016	183,544
	530,000	Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (e)	401,475
	190,000	Spansion, Inc., 6.201% due 6/01/2013 (c)(h)	140,600
			761,419
Software - 0.2%	111,546	BMS Holdings, Inc., 12.40% due 2/15/2012 (c)(e)(h)	102,644
Specialty Retail - 4.1%	60,000	Asbury Automotive Group, Inc., 7.625% due 3/15/2017	48,600
	80,000	AutoNation, Inc., 6.258% due 4/15/2013 (c)	67,000
	90,000	AutoNation, Inc., 7% due 4/15/2014	80,100

BlackRock High Yield Trust
Schedule of Investments as of January 31, 2008 (Unaudited)			(in U.S. dollars)
	Face
Industry	Amount	Corporate Bonds	Value
	$50,000	Beverages & More, Inc., 9.25% due 3/01/2012 (h)	$47,500
	280,000	General Nutrition Centers, Inc., 10.01% due 3/15/2014 (e)	229,600
	250,000	General Nutrition Centers, Inc., 10.75% due 3/15/2015	201,250
	475,000	Lazy Days' R.V. Center, Inc., 11.75% due 5/15/2012	370,500
	260,000	Michaels Stores, Inc., 10% due 11/01/2014	231,400
	295,000	Michaels Stores, Inc., 11.375% due 11/01/2016	238,950
	250,000	Rent-A-Center, Inc. Series B, 7.50% due 5/01/2010	227,500
	180,000	United Auto Group, Inc., 7.75% due 12/15/2016	161,100
			1,903,500
Tobacco - 0.3%	120,000	Reynolds American, Inc., 7.625% due 6/01/2016	127,086
Wireless Telecommunication	220,000	Centennial Communications Corp., 10.479% due 1/01/2013 (c)	209,550
Services - 5.0%	455,000	Centennial Communications Corp., 8.125% due 2/01/2014 (c)	427,700
	40,000	Cricket Communications, Inc., 9.375% due 11/01/2014	36,400
	230,000	Cricket Communications, Inc., 9.375% due 11/01/2014 (h)	209,300
	130,000	Digicel Group Ltd., 8.875% due 1/15/2015 (h)	114,725
	294,384	Digicel Group Ltd., 9.125% due 1/15/2015 (e)(h)	255,227
	90,000	iPCS, Inc., 5.364% due 5/01/2013 (c)	80,100
	565,000	MetroPCS Wireless, Inc., 9.25% due 11/01/2014	519,800
	445,000	Nordic Telephone Co. Holdings ApS, 8.875% due 5/01/2016 (h)	451,675
			2,304,477
		Total Corporate Bonds (Cost - $55,162,026) - 106.2%	49,300,030
		Secured Floating Rate Loan Interests
Commercial Services & Supplies - 0.8%	430,000	Service Master Bridge Loan, 8.72% due 6/19/2008	360,663
Health Care Providers & Services - 0.5%	259,686	Rotech Healthcare, Inc. Term Loan B, 10.832% due 9/26/2011	233,717
Hotels, Restaurants & Leisure - 0.7%	394,434	Travelport, Inc. Term Loan, 10.095% due 3/22/2012	332,310
Household Products - 0.2%	4,027	Spectrum Brands, Inc. Letter of Credit, 2.969% due 4/15/2013	3,721
	80,166	Spectrum Brands, Inc. Term Loan B-1, 7.065% due 4/15/2013	74,073
			77,794
IT Services - 1.0%	500,000	Alliance Data Systems Term Loan, 8.059% due 12/15/2014	465,000
Independent Power Producers &	249,375	TXU Corp. Term Loan B-2, 6.478% due 10/14/2029	228,858
Energy Traders - 1.5%	498,750	TXU Corp. Term Loan B-3, 6.478% due 10/10/2014	459,587
			688,445
Machinery - 0.1%	51,820	Rexnord Corp. Payment In Kind Term Loan,
		10.058% due 3/02/2013	37,311
Media - 3.7%	325,000	Affinion Group, Inc. Term Loan, 9.267% due 3/01/2012	273,000
	60,606	Education Media and Publishing First Lien Term Loan, 9.141%
		due 5/15/2009	57,955
	439,394	Education Media and Publishing First Lien Term Loan B,
		9.141% due 11/14/2014	420,170
	1,000,000	Education Media and Publishing Second Lien Term Loan,
		13.641% due 11/14/2014	950,000
			1,701,125
Paper & Forest Products - 0.8%	400,000	Verso Paper Holdings LLC Term Loan B,
		9.489% due 2/01/2013	366,000
		Total Secured Floating Rate Loan Interests
		(Cost - $4,561,992) - 9.3%	4,262,365
	Shares Held	Common Stocks
Specialty Retail - 0.0%	14,992	Mattress Discounters Corp.	0
		Total Common Stocks (Cost - $957,501) - 0.0%	0

BlackRock High Yield Trust
Schedule of Investments as of January 31, 2008 (Unaudited)			(in U.S. dollars)
Industry	Shares Held	Preferred Stocks	Value
Capital Markets - 0.0%	12	Marsico Parent Superholdco, LLC, 16.75% (e)(h)	$11,371
Electrical Equipment - 0.1%	40,000	Superior Essex Holding Corp. Series A, 9.50%	30,000
		Total Preferred Stocks (Cost - $49,714) - 0.1%	41,371
		Warrants (i)
Communications Equipment - 0.0%	53,622	NEON Communications, Inc. (expires 12/02/2012)	1
	600	PF.Net Communications, Inc. (expires 5/15/2010) (h)	0
		Total Warrants (Cost - $141,600) - 0.0%	1
Beneficial Interest		Other Interests (a)
Health Care Providers & Services - 0.0%	$4,737	Critical Care Systems International, Inc.	1,592
		Total Other Interests (Cost - $0) - 0.0%	1,592
	Face Amount	Short-Term Securities
Government Agency Note - 4.5%	$2,100,000	Federal Home Loan Bank, 1.35% due 2/01/2008	2,100,000
		Total Short-Term Securities (Cost - $2,100,000) - 4.5%	2,100,000
	Number of
	Contracts	Options Purchased
Call Options Purchased	3	Marsico Parent Superholdco LLC, expiring
		December 2009 at USD 942.86 (d)(j)	2,948
		Total Investments in Options Purchased
		(Premiums Paid - $2,933) - 0.0%	2,948
		Total Investments (Cost - $62,975,766*) - 120.0%	55,708,307
		Liabilities in Excess of Other Assets - (20.0%)	(9,268,029)
		Net Assets - 100.0%	$46,440,278

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$62,975,766
Gross unrealized appreciation	$249,665
Gross unrealized depreciation	(7,472,961)
Net unrealized depreciation	$(7,223,296)
(a)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(b)	Convertible security.
(c)	Floating rate security.
(d)	Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(e)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(f)	Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
(g)	Subject to principal paydowns.
(h)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(i)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non- income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(j)	Security is illiquid.

Item 2 – Controls and Procedures

2(a) –     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Yield Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock High Yield Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock High Yield Trust

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Yield Trust

Date: March 24, 2008